Related Party Disclosures (Details) € in Thousands	1 Months Ended	6 Months Ended
	May 31, 2024 $ / shares shares	Jun. 30, 2024 EUR (€) shares	Jun. 30, 2024 EUR (€) $ / shares shares	Jun. 30, 2023 EUR (€)	Jun. 30, 2024 $ / shares
Related Party Disclosures
Gross proceeds | €		€ 45,137
Proceeds from issuance of warrants | €		0		€ 91,811
Share-based payment liability | €		642	€ 642
Executives - Cash-based annual bonus
Related Party Disclosures
Share-based payment liability | €		€ 642	€ 642
2024 PIPE Warrants
Related Party Disclosures
Number of warrants issued		46,338,225
Warrants to purchase shares	46,338,225
Exercise price | $ / shares	$ 1.50
May 2024 Prefunded Warrants
Related Party Disclosures
Number of warrants issued		24,025,208
2024 PIPE
Related Party Disclosures
Number of shares issued		46,338,225
2024 PIPE | Class A shares
Related Party Disclosures
Number of shares issued	46,338,225	46,338,225
Warrants to purchase shares	46,338,225
Aceville
Related Party Disclosures
Proceeds from issuance of warrants | €		€ 22,477
Aceville | 2024 PIPE Warrants
Related Party Disclosures
Warrants to purchase shares		24,025,208	24,025,208
Aceville | May 2024 Prefunded Warrants
Related Party Disclosures
Warrants to purchase shares		24,025,208	24,025,208
Amount prefunded per warrant | $ / shares			€ 1.00
Exercise price | $ / shares					$ 1.05
Aceville | 2024 PIPE
Related Party Disclosures
Gross proceeds | €		€ 18,918
Aceville | 2024 PIPE | 2024 PIPE Warrants
Related Party Disclosures
Number of warrants issued		19,258,850
Aceville | 2024 PIPE | Class A shares
Related Party Disclosures
Number of shares issued		19,258,850
Key management personnel | Executives - Cash-based annual bonus
Related Party Disclosures
Share-based payment liability | €		€ 642	€ 642
Key management personnel | 2024 PIPE
Related Party Disclosures
Gross proceeds | €		€ 323
Key management personnel | 2024 PIPE | 2024 PIPE Warrants
Related Party Disclosures
Number of warrants issued		333,333
Key management personnel | 2024 PIPE | Class A shares
Related Party Disclosures
Number of shares issued		333,333